Inventories (Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of detailed information about inventories [Text Block]
The composition of inventory at each period-end is as follows:

Type of inventory	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$

Raw material reserves	6,764	9,364	7,536
Supplies for production reserves	26,840	22,257	23,610
Products-in-progress reserves	423,621	456,333	482,261
Finished product reserves	456,449	414,120	479,665
Total	913,674	902,074	993,072

Disclosure of information about inventory reserves [Text Block]
The breakdown of inventory reserves is detailed as follows:

Type of inventory	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$

Raw material reserves	1,838	93	93
Supplies for production	-	-	920
Products-in-progress reserves	82,673	80,249	50,925
Finished product reserves	20,771	15,942	29,357
Total	105,282	96,284	81,295

Disclosure of movements in provisions for inventories [Text Block]
As of December 31, 2018 and, 2017, movements in provisions are detailed as follows:

Conciliation	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
Beginning balance	96,284	81,295	80,369
Increase in Lower Value (1)	7,845	19,515	2,255
Additional Provision Differences of Inventory. (2)	3,176	573	6,071
Increase / Decrease eventual differences and others (3)	2,436	(178)	(6,339)
Provision Used	(4,459)	(4,921)	(1,061)
Total changes	8,998	14,989	926
Final balance	105,282	96,284	81,295

(1)	There are three types of Lower Value Provisions: Economic Realizable Lower Value, Potential Inventory with Uncertain Future Use and Reprocessing Costs of Off-Specification Products.
(2)
Provisions for Inventory Differences generated when physical differences are detected when taking inventory, which exceed the tolerance levels for this process. At least two annual inventories are taken in the production sites and in the port in Chile (“zero sum” systems have immediate potential adjustments).

(3)
This algorithm corresponds to diverse provision percentages based on the complexity in the measurement and rotation of stock, as well as standard differences based on previous profit and loss, as is the case with provisions in Commercial Offices.